Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2010
Supplemental Cash Flow Information Disclosure [Abstract]
Supplemental Cash flow Information [Text Block]

Note 13.       Supplemental Cash Flow Information

(In millions)	2010	2009	2008

Cash Paid For:
Interest	$82.5	$99.7	$129.5

Income Taxes	$370.4	$329.8	$292.1

Non-cash Activities
Fair value of assets of acquired businesses and product lines	$805.0	$825.3	$265.7
Cash paid for acquired businesses and product lines	(651.5)	(623.7)	(204.9)

Liabilities assumed of acquired businesses and product lines	$153.5	$201.6	$60.8

Conversion of convertible debt	$—	$—	$2.8

Issuance of restricted stock	$1.4	$1.1	$21.9

Issuance of stock upon vesting of restricted stock units	$16.3	$7.0	$20.1